PIMCO Funds

Supplement dated March 6, 2026 to the Short Duration Strategy Funds Prospectus and Statement of Additional Information each dated August 1, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Andrew Wittkop no longer manages the Funds. Therefore, effective immediately, all references to Mr. Wittkop in the Prospectus and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_030626

PIMCO Funds

Supplement dated March 6, 2026 to the Short Duration Strategy Funds Prospectus (the “Prospectus”) dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Government Money Market Fund is jointly and primarily managed by Jerome Schneider, William Martinez, Nathan Chiaverini and Geoffrey Miles. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, William Martinez, Nathan Chiaverini and Geoffrey Miles. Mr. Schneider is a Managing Director of PIMCO, Mr. Martinez is an Executive Vice President of PIMCO, Mr. Chiaverini is a Senior Vice President of PIMCO, and Mr. Miles is a Vice President of PIMCO. Mr. Schneider has managed the Fund since January 2011. Mr. Martinez has managed the Fund since July 2021. Messrs. Chiaverini and Miles have managed the Fund since March 2026.

Effective immediately, the PIMCO Short Asset Investment Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Messrs. Schneider and Cudzil are Managing Directors of PIMCO and Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Fund since May 2012. Mr. Chiaverini has managed the Fund since July 2021. Mr. Cudzil has managed the Fund since March 2026.

Effective immediately, the PIMCO Short-Term Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Messrs. Schneider and Cudzil are Managing Directors of PIMCO and Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Fund since January 2011. Mr. Chiaverini has managed the Fund since April 2019. Mr. Cudzil has managed the Fund since March 2026.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Government Money Market PIMCO Short Asset Investment PIMCO Short-Term	Nathan Chiaverini	3/26 7/21 4/19

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage- backed securities at Barclays Capital. He has investment experience since 2003 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

PIMCO Low Duration II Fund PIMCO Short Asset Investment PIMCO Short-Term	Michael Cudzil	10/22 3/26 3/26

Managing Director, PIMCO. Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO Government Money Market	William Martinez	7/21

Executive Vice President, PIMCO. Mr. Martinez is a portfolio manager on the short-term desk primarily focused on funding and collateral trading strategies. Prior to joining PIMCO in 2013, he was an associate director at Barclays, focusing on short-term fixed income markets and global funding trading strategies. He has investment experience since 2005 and holds an undergraduate degree from Columbia University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Government Money Market	Geoffrey Miles	3/26

Vice President, PIMCO. Mr. Miles is a portfolio manager on the short-term desk. He was previously a portfolio associate and before that, worked in both operations and the legal and compliance department. He has investment experience since 2007 and holds an MBA from the UCLA Anderson School of Management and an undergraduate degree in economics from the University of Virginia.

PIMCO Government Money Market PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG PIMCO Short Asset Investment PIMCO Short-Term	Jerome Schneider	1/11 9/14 9/14 9/14 5/12* 1/11

Managing Director, PIMCO. Mr. Schneider is the leader of short-term portfolio management and funding. Prior to joining PIMCO in 2008, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995. He has investment experience since 1996 and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_030626

PIMCO Funds

Supplement dated March 6, 2026 to the Statement of Additional Information (the “SAI”)

dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Government Money Market Fund is jointly and primarily managed by Jerome Schneider, William Martinez, Nathan Chiaverini and Geoffrey Miles. Also, effective immediately, each of PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil.

Accordingly, effective immediately, the following sentence is added to the end of the paragraph in the subsection “Portfolio Managers—Other Accounts Managed” in the SAI:

Effective March 6, 2026, the PIMCO Government Money Market Fund is jointly and primarily managed by Jerome Schneider, William Martinez, Nathan Chiaverini and Geoffrey Miles and each of the PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Miles*
Registered Investment Companies	1	$935.80	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	5	$4,088.52	0	$0.00

*	Effective March 6, 2026, Mr. Miles co-manages the PIMCO Government Money Market Fund ($4,232 million). Information for Mr. Miles is as of January 31, 2026.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Miles*	PIMCO Government Money Market	None

*	Effective March 6, 2026, Mr. Miles co-manages the PIMCO Government Money Market Fund ($4,232 million). Information for Mr. Miles for the PIMCO Government Money Market Fund is as of January 31, 2026.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_030626